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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3023

                                  FORUM FUNDS
                              Two Portland Square
                              Portland, ME 04101
                                 207-879-1900

           Simon D. Collier, President & Principal Executive Officer
                              Two Portland Square
                              Portland, ME 04101
                                 207-553-7110

                  Date of fiscal year end: September 30, 2006

         Date of reporting period: October 1, 2006 - December 31, 2006

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Item 1. Schedule of Investments.

STEEPLEVIEW FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (Unaudited)

SHARES SECURITY DESCRIPTION                                   VALUE
------ --------------------                                   -----
COMMON STOCK - 99.2%

BASIC INDUSTRIES - 5.1%
       61,850 El Du Pont de Nemours & Co.                           $ 3,012,713
                                                                    -----------

CAPITAL GOODS - 9.9%
       53,700 Foster Wheeler, Ltd. (a)                                2,961,018
       63,050 Honeywell International, Inc.                           2,852,382
                                                                    -----------
                                                                      5,813,400
                                                                    -----------
CONSUMER CYCLICAL - 2.8%
       35,600 American Standard Cos., Inc                             1,632,260
                                                                    -----------

CONSUMER STAPLES - 13.5%
       71,350 Comcast Corp., Class A (a)                              3,020,246
      132,650 Time Warner, Inc.                                       2,889,117
       59,900 Walt Disney Co.                                         2,052,773
                                                                    -----------
                                                                      7,962,136
                                                                    -----------
ENERGY - 9.4%
       22,650 Chevron Corp.                                           1,665,455
       54,100 Cimarex Energy Co.                                      1,974,650
       73,350 Williams Cos., Inc.                                     1,915,902
                                                                    -----------
                                                                      5,556,007
                                                                    -----------
FINANCIAL - 40.1%
       52,600 ACE, Ltd.                                               3,185,982
       41,500 American International Group, Inc.                      2,973,890
       48,800 Bank of America Corp.                                   2,605,432
       23,300 Capital One Financial Corp.                             1,789,906
       44,800 Citigroup, Inc.                                         2,495,360
       52,600 Fannie Mae                                              3,123,914
       50,450 JPMorgan Chase & Co.                                    2,436,735
       30,400 Legg Mason, Inc.                                        2,889,520
       46,300 Washington Mutual, Inc.                                 2,106,187
                                                                    -----------
                                                                     23,606,926
                                                                    -----------
HEALTHCARE - 3.6%
       39,600 UnitedHealth Group, Inc.                                2,127,707
                                                                    -----------

TECHNOLOGY - 8.9%
       63,400 Hewlett Packard Co.                                     2,611,446
       88,250 Microsoft Corp.                                         2,635,145
                                                                    -----------
                                                                      5,246,591
                                                                    -----------
TELECOMMUNICATIONS - 3.5%
      365,400 Level 3 Communications, Inc. (a)                        2,046,240
                                                                    -----------

TRANSPORTATION - 2.4%
       37,100 YRC Worldwide, Inc. (a)                                 1,399,783
                                                                    -----------

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 Total Common Stock (Cost $51,907,516)                              58,403,763
                                                                   -----------
    PRINCIPAL
 SHORT-TERM INVESTMENT - 1.1%
 MONEY MARKET DEPOSIT ACCOUNT - 1.1%
 $ 653,365 Citibank Money Market Deposit Account, 4.93%
   (Cost $653,365)                                                     653,365
                                                                   -----------
 TOTAL INVESTMENTS - 100.3%
 (Cost $52,560,881)*.............................................. $59,057,128
 Other Assets and Liabilities, Net - (0.3)%                           (190,152)
                                                                   -----------
 TOTAL NET ASSETS - 100.0%                                         $58,866,976
                                                                   ===========
--------
(a) Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

       Gross Unrealized Appreciation                                $7,173,674
       Gross Unrealized Depreciation                                  (677,427)
                                                                    ----------
       Net Unrealized Appreciation (Depreciation)                   $6,496,247
                                                                    ==========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

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Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

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                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:   /S/ Simon D. Collier
      --------------------------------
      Simon D. Collier, President &
      Principal Executive Officer

Date: 2/28/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /S/ Simon D. Collier
      --------------------------------
      Simon D. Collier, President &
      Principal Executive Officer

Date: 2/28/07

By:   /S/ Trudance L.C. Bakke
      --------------------------------
      Trudance L.C. Bakke, Principal
      Financial Officer

Date: 2/28/07